Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Income Taxes [Line Items]
Effective income tax rate		(0.18%)	(0.11%)	(0.15%)	(0.07%)
Research and development tax credit carry forwards				$ 1,487	$ 560
Valuation allowance				19,129	8,910
Undistributed retained earnings	[1]	$ (117,934)		(91,226)	$ (24,838)
Foreign Subsidiaries [Member]
Income Taxes [Line Items]
Undistributed retained earnings				2,000
Bermuda [Member]
Income Taxes [Line Items]
Effective income tax rate					0.00%
Switzerland [Member]
Income Taxes [Line Items]
Net operating loss carry forwards				$ 67,700
Net operating loss carry forwards expiration date				Mar. 31, 2027
United Kingdom [Member]
Income Taxes [Line Items]
Net operating loss carry forwards				$ 1,200
United States [Member]
Income Taxes [Line Items]
Effective income tax rate				21.00%
Net operating loss carry forwards				$ 1,900
Research and development tax credit carry forwards				$ 1,500
Net operating loss carry forwards expiration date				Mar. 31, 2039

[1]	Retroactively restated for the reverse recapitalization as described in Note 1.